May 8, 2002

Report to Fellow Shareholders:

For the fiscal year ended March 31, 2002 the performance of Nicholas Fund was in line with the Standard & Poor’s 500 Index. The Fund declined 0.25% for the fiscal year compared to a 0.24% gain for the S&P 500. Through May 3rd, calendar year-to-date, the Fund is now slightly ahead of its benchmark in terms of total return.

Returns for Nicholas Fund, Inc. and selected indices are provided in the chart below for the periods ended March 31, 2002.

	Average Annual Total Return*

	1 Year	5 Year	10 Year	15 Year	July 14, 1969** 32.7 Year
Nicholas Fund, Inc. .	(0.25)%	6.03%	9.76%	10.40%	12.35%
Standard & Poor’s 500 Index	0.24%	10.17%	13.25%	12.30%	11.61%
Consumer Price Index	1.42%	2.25%	2.53%	3.15%	4.96%
Ending value of $10,000 invested in Nicholas Fund, Inc. (Distributions Reinvested)	$9,975	$13,403	$25,371	$44,110	$451,627

There are signs of a nascent recovery in economic and business conditions. Current profits, however, are spotty and generally weak. Interest rates, especially short-term rates, continue to be low by historical standards.

One characteristic of the stock market is clear, the market is bifurcated in exactly the opposite way it was a few years ago. Today, technology and telecommunication stocks are falling in price while most other stocks are stabilizing or rising. In fact, many so-called "old economy" equities are reaching new 52-week highs every day. Markets do have a way of becoming rational in the long run.

As we said in our letter to shareholders dated February 12th, stock picking is the name of the game in today’s market. Even within specific industries individual stock performance can vary significantly. It is management’s job to figure this out and find the most attractive place to invest in our current favorite industries – healthcare, insurance, media, diversified industrials, consumer diversified, financials (including banks) and, above all, special situations.

Thank you for your continued support.

Sincerely,

Albert O. Nicholas                                                        David O. Nicholas

Co-Portfolio Manager                                                        Co-Portfolio Manager

* Total returns are historical and include change in share price and reinvestment of dividend and capital gain distributions. Past performance is no guarantee of future results. Principal value and return will fluctuate so an investment, when redeemed, may be worth more or less than original cost.

** Date of initial public offering. Starting time period for the Standard & Poor’s 500 Index and the Consumer Price Index was June 30, 1969.

Financial Highlights
Per Share Operating Performance (for a share outstanding throughout each period)
-----------------------------------------------------------------------------------------------------------------------

                                                                          Year ended March 31,
                                         ---------------------------------------------------------------------------------------
                                          2002     2001     2000     1999     1998     1997     1996     1995     1994     1993
                                         ------   ------   ------   ------   ------   ------   ------   ------   ------   ------
NET ASSET VALUE,
 BEGINNING OF PERIOD .................  $54.11    $84.56   $85.20   $93.98   $67.11   $63.81   $52.22   $51.10   $52.91   $49.68
    INCOME (LOSS) FROM INVESTMENT
     OPERATIONS
    Net investment income ............     .12       .20      .39      .51      .36      .40      .57      .69      .74      .75
    Net gain (loss) on securities
     (realized and unrealized) .......    (.26)   (11.21)    5.22     (.43)   32.67     8.64    15.68     4.46     (.68)    5.20
                                         ------   ------   ------   ------   ------   ------   ------   ------   ------   ------
        Total from investment
         operations ..................    (.14)   (11.01)    5.61      .08    33.03     9.04    16.25     5.15      .06     5.95
                                         ------   ------   ------   ------   ------   ------   ------   ------   ------   ------
    LESS DISTRIBUTIONS
    From net investment income .......    (.23)     (.19)    (.31)    (.59)    (.36)    (.42)    (.57)    (.71)    (.82)    (.68)
    From net capital gain ............      --    (19.25)   (5.94)   (8.27)   (5.80)   (5.32)   (4.09)   (3.32)   (1.05)   (2.04)
                                         ------   ------   ------   ------   ------   ------   ------   ------   ------   ------
         Total distributions .........    (.23)   (19.44)   (6.25)   (8.86)   (6.16)   (5.74)   (4.66)   (4.03)   (1.87)   (2.72)
                                         ------   ------   ------   ------   ------   ------   ------   ------   ------   ------
NET ASSET VALUE, END OF PERIOD .......  $53.74    $54.11   $84.56   $85.20   $93.98   $67.11   $63.81   $52.22   $51.10   $52.91
                                         ------   ------   ------   ------   ------   ------   ------   ------   ------   ------
                                         ------   ------   ------   ------   ------   ------   ------   ------   ------   ------
TOTAL RETURN .........................  (.25)%   (16.74)%   6.75%     .13%   50.98%   14.68%   32.38%   10.88%     .04%   12.41%
SUPPLEMENTAL DATA:
Net assets, end of period (millions)..$2,995.3  $3,475.0 $4,900.9 $5,619.4 $5,907.2 $3,989.5 $3,655.3 $3,004.4 $2,941.2 $3,013.4
Ratio of expenses to average
 net assets ..........................    .73%      .72%     .73%     .71%     .71%     .72%     .74%     .77%     .78%     .76%
Ratio of net investment income
 to average net assets ...............    .22%      .30%     .46%     .58%     .44%     .61%     .87%    1.34%    1.40%    1.53%
Portfolio turnover rate ..............  39.48%    40.64%   39.72%   25.04%   17.01%   15.18%   25.70%   29.82%   33.39%   10.20%

The accompanying notes to financial statements are an integral part of this schedule.

Top Ten Portfolio Holdings
March 31, 2002 (unaudited)
-------------------------------------------------------------------------------
                                                                  Percentage
      Name                                                       of Net Assets
      ----                                                       -------------
      Mercury General Corporation .............................        4.99%
      Berkshire Hathaway Inc. - Class A .......................        3.72%
      Clear Channel Communications, Inc. ......................        2.86%
      Protective Life Corporation .............................        2.65%
      Wyeth ...................................................        2.53%
      Guidant Corporation .....................................        2.42%
      Apogent Technologies Inc. ...............................        2.40%
      Fifth Third Bancorp .....................................        2.37%
      Citigroup Inc. ..........................................        2.35%
      Health Management Associates, Inc. - Class A ............        2.33%
                                                                      ------
      Total of top ten ........................................       28.62%
                                                                      ------
                                                                      ------
Schedule of Investments
March 31, 2002
-------------------------------------------------------------------------------
         Shares or                                             Quoted
         Principal                                             Market
          Amount                                                Value
        ----------                                          ------------
                                                            (Note 1 (a))
COMMON STOCKS - 94.10%
               Consumer Discretionary -
                Automobiles & Components - 0.55%
     299,500   Harley-Davidson, Inc.                           16,511,435
                                                           --------------
               Consumer Discretionary -
                Hotels, Restaurants & Leisure - 1.44%
     550,000   Outback Steakhouse, Inc. *                      19,673,500
     400,000   Tricon Global Restaurants, Inc. *               23,512,000
                                                           --------------
                                                               43,185,500
                                                           --------------
               Consumer Discretionary - Media - 11.44%
     300,000   AOL Time Warner Inc. *                           7,095,000
   1,667,600   Clear Channel Communications,  Inc. *           85,731,316
   3,525,200   General Motors Corporation - Class H *          57,989,540
   1,750,000   Interpublic Group
                of Companies , Inc. (The)                      59,990,000
   5,100,000   Liberty Media Corporation - Class A *           64,464,000
   1,721,000   USA Networks, Inc. *                            54,676,170
     550,000   Walt Disney Company (The)                       12,694,000
                                                           --------------
                                                              342,640,026
                                                           --------------
               Consumer Discretionary - Retail - 3.93%
   3,400,000   Dollar General Corporation                      55,352,000
     550,000   Jones Apparel Group, Inc. *                     19,222,500
     170,000   Kohl's Corporation *                            12,095,500
     750,000   Office Depot, Inc. *                            14,887,500
     400,000   TJX Companies, Inc. (The)                       16,004,000
                                                           --------------
                                                              117,561,500
                                                           --------------
               Consumer Staples - Food &
                Drug Retail - 4.02%
   1,115,000   CVS Corporation                                 38,277,950
     250,000   Hormel Foods Corporation                         6,837,500
   1,800,000   Kroger Co. (The) *                              39,888,000
     900,000   Walgreen Co.                                    35,271,000
                                                           --------------
                                                              120,274,450
                                                           --------------
               Consumer Staples - Products - 3.63%
   1,270,600   Alberto-Culver Company - Class A +              61,242,920
     900,000   Philip Morris Companies Inc.                    47,403,000
                                                           --------------
                                                              108,645,920
                                                           --------------
               Energy - 2.67%
   1,000,000   Anadarko Petroleum Corporation                  56,440,000
     340,000   BJ Services Company *                           11,719,800
     200,000   Schlumberger Limited                            11,764,000
                                                           --------------
                                                               79,923,800
                                                           --------------
               Financials - Banks -5.72%
   1,053,218   Fifth Third Bancorp                             71,071,151
   1,027,063   Marshall & Ilsley Corporation                   63,924,401
   1,100,000   Washington Mutual, Inc.                         36,443,000
                                                           --------------
                                                              171,438,552
                                                           --------------
               Financials - Diversified - 7.80%
     950,000   American Express Company                        38,912,000
   1,925,000   Charles Schwab Corporation (The)                25,198,250
   1,420,666   Citigroup Inc.                                  70,351,380
     550,000   Fannie Mae                                      43,934,000
   1,000,000   Merrill Lynch & Co., Inc.                       55,380,000
                                                           --------------
                                                              233,775,630
                                                           --------------
               Financials - Insurance - 12.71%
       1,569   Berkshire Hathaway Inc. - Class A *            111,555,900
   3,211,900   Mercury General Corporation +                  149,353,350
   2,549,900   Protective Life Corporation                     79,505,882
     702,000   W. R. Berkley Corporation                       40,350,960
                                                           --------------
                                                              380,766,092
                                                           --------------
               Health Care - Equipment - 7.02%
   2,907,400   Apogent Technologies Inc. *                     71,754,632
     295,000   Baxter International Inc.                       17,558,400
   1,674,000   Guidant Corporation *                           72,517,680
   1,073,796   Medtronic, Inc.                                 48,546,317
                                                           --------------
                                                              210,377,029
                                                           --------------
               Health Care - Pharmaceuticals &
                Biotechnology - 8.03%
     797,200   Abbott Laboratories                             41,932,720
     835,000   Elan Corporation, plc *                         11,614,850
     425,000   Eli Lilly and Company                           32,385,000
   1,100,000   Pfizer Inc.                                     43,714,000
     775,100   Pharmacia Corporation                           34,941,508
   1,156,000   Wyeth                                           75,891,400
                                                           --------------
                                                              240,479,478
                                                           --------------
               Health Care - Services - 4.45%
     371,087   Cardinal Health, Inc.                           26,306,358
   3,372,037   Health Management Associates, Inc. -
                - Class A *                                    69,902,327
     250,000   Renal Care Group, Inc. *                         8,200,000
     700,000   Universal Health
                Services, Inc. - Class B *                     28,875,000
                                                           --------------
                                                              133,283,685
                                                           --------------
               Industrials - Capital Goods - 3.44%
     533,500   Fastenal Company                                40,183,220
     225,000   Minnesota Mining &
                Manufacturing Company                          25,877,250
   1,810,400   Vishay Intertechnology, Inc. *                  36,823,536
                                                           --------------
                                                              102,884,006
                                                           --------------
               Industrials -  Commercial
                Services & Supplies - 4.88%
     490,700   Automatic Data Processing, Inc.                 28,593,089
     982,350   Cintas Corporation                              48,979,971
     657,000   H&R Block, Inc.                                 29,203,650
   1,333,000   Robert Half International Inc. *                39,350,160
                                                           --------------
                                                              146,126,870
                                                           --------------
               Information Technology -
                Hardware - 2.50%
     463,500   Intel Corporation                               14,095,035
   1,300,000   LSI Logic Corporation *                         22,100,000
     943,100   Plantronics, Inc. *                             19,729,652
     575,000   Texas Instruments Incorporated                  19,032,500
                                                           --------------
                                                               74,957,187
                                                           --------------
               Information Technology -
                Software & Services - 4.20%
   1,196,300   Accenture Ltd *                                 31,941,210
     360,000   Check Point Software
                Technologies Ltd. *                            10,944,000
     750,000   Electronic Data Systems Corporation             43,492,500
     270,000   Microsoft Corporation *                         16,283,700
   1,090,000   Oracle Corporation *                            13,952,000
     585,000   Rational Software Corporation *                  9,260,550
                                                           --------------
                                                              125,873,960
                                                           --------------
               Materials - 2.13%
   1,342,000   Vulcan Materials Company                        63,798,680
                                                           --------------
               Telecommunicaton Services - 1.65%
   2,495,000   Sprint Corporation (PCS Group) *                25,673,550
   1,557,000   Sprint Corporation (FON Group)                  23,806,530
                                                           --------------
                                                               49,480,080
                                                           --------------
               Utilities - 1.89%
   1,288,000   El Paso Corporation                             56,710,640
                                                           --------------
                  TOTAL COMMON STOCKS
                    (cost $1,855,445,695)                   2,818,694,520
                                                           --------------
SHORT-TERM INVESTMENTS - 5.60%
               Commercial Paper - 5.40%
 $10,000,000   ConAgra Foods, Inc.
                2.03%, due April 1, 2002                       10,000,000
   5,500,000   Fiserv, Inc.
                2.10%, due April 2, 2002                        5,499,679
  10,000,000   Chevron Phillips Chemical Company, LLC
                2.05%, due April 3, 2002                        9,998,861
   8,500,000   General Mills, Inc.
                2.08%, due April 4, 2002                        8,498,527
   9,000,000   General Mills, Inc.
                2.08%, due April 5, 2002                        8,997,920
   3,250,000   Viacom Inc.
                2.10%, due April 8, 2002                       3,248,673
   8,000,000   Walt Disney Company (The)
                2.07%, due April 8, 2002                        7,996,780
  13,000,000   Walt Disney Company (The).
                2.08%, due April 9, 2002                       12,993,991
   7,500,000   Fiserv, Inc.
                2.10%, due April 10, 2002                       7,496,062
   2,500,000   Marcus Corporation (The)
                2.20%, due April 10, 2002                       2,498,625
   7,000,000   General Mills, Inc.
                2.12%, due April 11, 2002                       6,995,878
   6,000,000   Sears Roebuck Acceptance Corporation
                2.29%, due April 12, 2002                       5,995,802
   8,000,000   Time Warner Entertainment Company L.P.
                2.15%, due April 15, 2002                       7,993,311
   1,500,000   Sears Roebuck Acceptance Corporation
                2.15%, due April 16, 2002                       1,498,656
   3,300,000   WICOR Industries, Inc.
                2.10%, due April 16, 2002                       3,297,113
   4,015,000   Chevron Phillips Chemical Company, LLC
                2.07%, due April 17, 2002                       4,011,306
   9,000,000   Viacom Inc.
                2.10%, due April 18, 2002                       8,991,075
   5,000,000   Fiserv, Inc.
                2.10%, due April 19, 2002                       4,994,750
  10,000,000   ConAgra, Inc.
                2.00%, due April 22, 2002                       9,988,333
  10,000,000   Time Warner Entertainment Company L.P.
                2.17%, due April 23, 2002                       9,986,739
   5,310,000   Fiserv, Inc.
                2.10%, due April 24, 2002                       5,302,876
   7,000,000   Fiserv, Inc.
                2.10%, due April 25, 2002                       6,990,200
   8,500,000   Walt Disney Company (The)
                2.08%, due May 9, 2002                          8,481,338
                                                           --------------
                                                              161,756,495
                                                           --------------
               Variable Rate Demand Note - 0.20%
   6,123,425   Firstar Bank U.S.A., N.A.
                1.66%, due April 1, 2002                        6,123,425
                                                           --------------
                TOTAL SHORT-TERM INVESTMENTS
                 (cost $167,879,920)                          167,879,920
                                                           --------------
                TOTAL INVESTMENTS
                 (cost $2,023,325,615) - 99.70%             2,986,574,440
                                                           --------------
               OTHER ASSETS,
                NET OF LIABILITIES - 0.30%                      8,766,198
                                                           --------------
                TOTAL NET ASSETS
                 (Basis of percentages
                 disclosed above) - 100%                   $2,995,340,638
                                                           --------------
                                                           --------------

+This company is affiliated with the Fund as defined in Section 2(a)(3), of the
Investment Company Act of 1940, in that the Fund holds 5% or more of its outstanding voting securities.  (Note 5)
*Nondividend paying security.

The accompanying notes to financial statements are an integral part of this schedule.

Statement of Assets and Liabilities
March 31, 2002
-------------------------------------------------------------------------------
ASSETS
    Investments in securities at market value (Note 1 (a)) --
       Nonaffiliated issuers (cost $1,969,582,678)-see
        accompanying schedule of investments.................  $2,775,978,170
       Affiliated issuers (cost $53,742,937)-see
        accompanying schedule of investments (Note 5)........     210,596,270
                                                               --------------
              Total investments..............................   2,986,574,440
                                                               --------------
    Receivables
       Investment securities sold............................      14,300,072
       Dividends and interest................................       1,930,246
       Capital stock sold....................................          25,838
                                                               --------------
              Total receivables..............................      16,256,156
                                                               --------------
              Total assets...................................   3,002,830,596
                                                               --------------
LIABILITIES
    Payables
       Investment securities purchased.......................       5,406,710
       Management fee (Note 2)...............................       1,650,878
       Other payables and accrued expenses...................         432,370
                                                               --------------
              Total liabilities..............................       7,489,958
                                                               --------------
              Total net assets ..............................  $2,995,340,638
                                                               --------------
                                                               --------------
NET ASSETS CONSIST OF:
    Paid in capital..........................................  $2,088,738,646
    Net unrealized appreciation on investments (Note 3)......     963,248,825
    Accumulated net realized book loss on investments........     (56,646,833)
                                                               --------------
                                                               $2,995,340,638
                                                               --------------
                                                               --------------
NET ASSET VALUE PER SHARE ($.50 par value, 200,000,000
    shares authorized), offering price and redemption price
    ($2,995,340,638 ./. 55,734,489 shares outstanding).......          $53.74
                                                                       ------
                                                                       ------

The accompanying notes to financial statements are an integral part of this financial statement
Statement of Operations
For the year ended March 31, 2002
-------------------------------------------------------------------------------
INVESTMENT INCOME
    Dividends
       Nonaffiliated issuers................................     $ 21,829,063
       Affiliated issuers (Note 5)..........................        4,222,288
    Interest................................................        4,393,938
                                                                 ------------
       Total investment income..............................       30,445,289
                                                                 ------------
EXPENSES
    Management fee (Note 2).................................       20,882,622
    Transfer agent fees.....................................        1,878,377
    Postage and mailing.....................................          225,053
    Custodian fees..........................................          156,454
    Printing................................................          100,574
    Registration fees.......................................           54,136
    Insurance...............................................           38,663
    Pricing and accounting fees.............................           38,070
    Audit and tax consulting fees...........................           24,000
    Legal fees..............................................           23,776
    Telephone...............................................           14,585
    Directors' fees.........................................           10,186
    Other operating expenses................................            2,629
                                                                 ------------
       Total expenses.......................................       23,449,125
                                                                 ------------
       Net investment income................................        6,996,164
                                                                 ------------
NET REALIZED GAIN (LOSS) ON INVESTMENTS
    Nonaffiliated issuers...................................      (83,411,511)
    Affiliated issuers (Note 5).............................       29,436,404
                                                                 ------------
                                                                  (53,975,107)
                                                                 ------------
NET INCREASE IN UNREALIZED APPRECIATION ON INVESTMENTS......       35,943,823
                                                                 ------------
    Net realized and unrealized loss on investments.........      (18,031,284)
                                                                 ------------
    Net decrease in net assets resulting from operations....     $(11,035,120)
                                                                 ------------
                                                                 ------------

The accompanying notes to financial statements are an integral part of this financial statement.
Statements of Changes in Net Assets
For the years ended March 31, 2002 and 2001
-----------------------------------------------------------------------------------------------------------------
                                                                              2002                      2001
                                                                         --------------           ---------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
    Net investment income..............................................  $    6,996,164            $   12,826,420
    Net realized gain (loss) on investments............................     (53,975,107)              239,132,501
    Net increase (decrease) in unrealized appreciation
     on investments....................................................      35,943,823              (971,846,264)
                                                                         --------------            --------------
             Net decrease in net assets resulting
              from operations..........................................     (11,035,120)             (719,887,343)
                                                                         --------------            --------------
DISTRIBUTIONS TO SHAREHOLDERS
    Distribution from net investment income............................     (14,150,892)              (11,371,998)
    Distribution from net realized gain on investments.................         --                 (1,110,101,606)
                                                                         --------------            --------------
             Total distributions.......................................     (14,150,892)           (1,121,473,604)
                                                                         --------------            --------------
CAPITAL SHARE TRANSACTIONS
    Proceeds from shares issued
     (1,166,722 and 2,288,056 shares, respectively)....................      62,341,136               158,839,983
    Reinvestment of distributions
     (234,032 and 15,176,239 shares, respectively).....................      12,805,850             1,025,674,689
    Cost of shares redeemed
     (9,883,807 and 11,205,936 shares, respectively)...................    (529,608,662)             (769,071,594)
                                                                         --------------            --------------
             Net increase (decrease) in net assets derived from
              capital share transactions...............................    (454,461,676)              415,443,078
                                                                         --------------            --------------
             Total decrease in net assets..............................    (479,647,688)           (1,425,917,869)
                                                                         --------------            --------------
NET ASSETS
    Beginning of year..................................................   3,474,988,326             4,900,906,195
                                                                         --------------            --------------
    End of year (including accumulated undistributed net investment
     income of $0 and $6,464,359 respectively).........................  $2,995,340,638            $3,474,988,326
                                                                         --------------            --------------
                                                                         --------------            --------------

The accompanying notes to financial statements are an integral part of these financial statements.
Notes to Financial Statements
March 31, 2002
-----------------------------------------------------------------------------
(1) Summary of Significant Accounting Policies --
    Nicholas Fund, Inc. (the "Fund") is an open-end, diversified management investment company registered under the Investment Company Act of 1940, as amended.  The primary objective of the Fund is long-term growth.  The following is a summary of the significant accounting policies of the Fund.
    (a)  Each equity security is valued at the last sale price reported by the principal security exchange on which the issue is traded, or if no sale is reported, the last bid price. Most debt securities, excluding short-term investments, are valued at current evaluated bid price.  Variable rate demand notes are valued at cost which approximates market value.  U.S. Treasury Bills and commercial paper are stated at amortized cost which approximates market value.
         Investment transactions are generally recorded no later than the first business day after the trade date.
    (b)  Net realized gain (loss) on portfolio securities was computed on the basis of specific identification.
    (c)  Provision has not been made for federal income taxes or excise taxes since the Fund has elected to be taxed as a "regulated investment company" and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the
         Internal Revenue Code applicable to regulated investment companies.
    (d)  The amount of dividends and distributions from net investment income and net realized capital gain are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.  To the extent these book and tax differences are permanent in nature, such amounts are reclassified among fund shares issued and outstanding, accumulated undistributed net realized gain on investments and accumulated undistributed net investment income.  Accordingly, March
         31, 2002, reclassifications were recorded to decrease paid in capital and increase net investment income by $690,369.
         As of March 31, 2002, there is a federal income tax capital loss carryforward of $3,189,455 expiring in 2010.  Additionally, the year ended March 31, 2002, the Fund realized post-October losses of
         $53,457,328, which for tax purposes will be deferred and recognized in the following tax year.  To the extent the Fund realizes future net capital gains, distributions of capital gains to shareholders will be offset by any unused capital loss carrforward.
         For the year ended March 31, 2002, 100% of the dividends paid from net investment income qualify for the dividends received deduction available to corporate shareholders.
    (e)  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  Non-cash dividends, if any, are recorded at fair market value on date of distribution.
    (f)  The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from estimates.
    (g)  The Fund has adopted the provisions of the revised AICPA Audit and
         Accounting Guide for Investment Companies effective for fiscal years beginning after December 15, 2000.  There was no material impact on the operations of the Fund from adoption.
(2) Investment Adviser and Management Agreement --
    The Fund has an agreement with Nicholas Company, Inc. (with whom certain officers and directors of the Fund are affiliated) to serve as investment adviser and manager.  Under the terms of the agreement, a monthly fee is paid to the investment adviser based on .75 of 1% on an annual basis of the average net asset value up to and including $50 million and .65 of 1%
    on an annual basis of the average net asset value in excess of $50 million.  Also, the investment adviser may be reimbursed for clerical and administrative services rendered by its personnel.  No reimbursements were made in 2002.  This advisory agreement is subject to an annual review by the Directors of the Fund.
(3) Tax Basis Components of Net Assets --
    Aggregate gross unrealized appreciation (depreciation) as of March 31,
    2002, based on investment cost for federal tax purposes of $2,023,325,615 is as follows:
         Aggregate gross unrealized appreciation on investments.......  $1,118,875,769
         Aggregate gross unrealized depreciation on investments.......    (155,626,945)
                                                                        --------------
         Net unrealized appreciation..................................  $  963,248,824
                                                                        --------------
                                                                        --------------
    (a) There is no difference between paid in capital book basis and tax basis.
    (b) The tax character of distributions paid during 2002 and 2001 was as follows:
                                             2002             2001
                                             ----             ----
        Distributions paid from:
         Ordinary income                 $14,150,892    $   11,371,998
         Long-term capital gain               --         1,110,101,606
                                         -----------    --------------
                                          14,150,892     1,121,473,604
                                         -----------    --------------
         Return of capital                    --                --
                                         -----------    --------------
                                         $14,150,892    $1,121,473,604
                                         -----------    --------------
                                         -----------    --------------

(4) Investment Transactions --
    For the year ended March 31, 2002, the cost of purchases and the proceeds from sales of investment securities, other than short-term obligations, aggregated $1,216,248,568 and $1,682,973,973, respectively.

Notes to Financial Statements (Continued)
March 31, 2002
------------------------------------------------------------------------------
(5) Transactions with Affiliates --
    Following is an analysis of fiscal 2002 transactions with "affiliated companies" as defined by the Investment
    Company Act of 1940:
                                                                                                        Amount of
                                                                                                         Capital
                                                                                           Amount of    Gain (Loss)
                                                                                           Dividends     Realized
                                                         Share Activity                    Credited      on Sale
                                           --------------------------------------------    to Income    of Shares
                                             Balance                            Balance    in Fiscal    in Fiscal
    Security Name                            3/31/01   Purchases      Sales     3/31/02       2002         2002
    -------------                           ---------  ---------     -------   ---------   ---------    ----------
    Mercury General Corporation             4,066,500       --      854,600    3,211,900  $3,834,710   $30,778,499
    Alberto-Culver Company - Class A          920,600    350,000       --      1,270,600     387,578         --
                                                                                          ----------   -----------
                                                                                          $4,222,288   $29,436,404
                                                                                          ----------   -----------
                                                                                          ----------   -----------

DIRECTORS AND OFFICERS OF THE FUND
-----------------------------------------------------------------------------------------------------------------------
    The following table sets forth the pertinent information about the Fund's directors and officers as of March 31, 2002:
                                                                                             Number of
                                                  Term of                                  Portfolios in      Other
                                                 Office and                                Fund Complex   Directorships
                                Positions Held   Length of      Principal Occupations        Overseen         Held
Name, Age and Address              With Fund    Time Served      During Past 5 Years        by Director    by Director
-----------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTOR
Albert O. Nicholas, 71 (1), (3)  President,     (2), 32 years  Chief Executive Officer and        6            None
700 North Water Street           Co-Portfolio                  Chairman of the Board, Nicholas
Milwaukee, WI  53202             Manager and                   Company, Inc., the Adviser to
                                 Director                      to the Fund.  He has been
                                                               Co-Portfolio Manager of Nicholas
                                                               Fund, Inc.; and also Nicholas Income
                                                               Fund, Inc. and Nicholas Equity Income
                                                               Fund, Inc. since April 2001 and
                                                               July 2001, respectively.  He
                                                               formerly was the sole Portfolio
                                                               Manager of these funds, since the
                                                               time the Adviser managed them.
DISINTERESTED DIRECTORS
Robert H. Bock, 70               Director       (2), 24 years  Emeritus Professor of Business     2            None
3132 Waucheeta Trail                                           Strategy and Ethics, University of
Madison, WI  53711                                             Wisconsin School of Business.
Melvin L. Schultz, 68            Director       (2), 32 years  Director and Management            6            None
3636 North 124th Street                                        Consultant, Professional
Wauwatosa, WI  53222                                           Management of Milwaukee, Inc.
                                                               He provides financial advice to
                                                               members of the medical and
                                                               dental professions.
OFFICERS
David L. Johnson, 60 (3)         Executive       Annual        Executive Vice President,
700 North Water Street           Vice President  21 years      Nicholas Company, Inc., the
Milwaukee, WI  53202                                           Adviser to the Fund.
Thomas J. Saeger, 57             Executive       Annual        Executive Vice President and
700 North Water Street           Vice President  30 years      Assistant Secretary, Nicholas
Milwaukee, WI  53202             and Secretary                 Company, Inc., the Adviser to
                                                               the Fund.
Jeffrey T. May, 45               Senior Vice     Annual        Senior Vice President, Treasurer
700 North Water Street           President       8 years       and Compliance Officer, Nicholas
Milwaukee, WI  53202             and Treasurer                 Company, Inc., the Adviser to the
                                                               Fund.  He has been Portfolio Manager
                                                               of Nicholas Money Market Fund, Inc.
David O. Nicholas, 40 (3)        Senior Vice     Annual        President, Chief Investment
700 North Water Street           President and   12 years      Officer and Director, Nicholas
Milwaukee, WI  53202             Co-Portfolio                  Company, Inc., the Adviser to the
                                 Manager                       Fund. He has been Portfolio
                                                               Manager for Nicholas II, Inc.
                                                               and has been Co-Portfolio Manager
                                                               of Nicholas Fund, Inc.; and also
                                                               Nicholas Income Fund, Inc. and
                                                               Nicholas Equity Income Fund, Inc.
                                                               since April 2001 and July 2001,
                                                               respectively.
Lynn S. Nicholas, 45 (3)         Senior Vice     Annual        Senior Vice President, Nicholas
700 North Water Street           President       16 years      Company, Inc. the Adviser to the
Milwaukee, WI  53202                                           Fund.
Mark J. Giese, 31                Vice President  Annual        Vice President, Nicholas Company,
700 North Water Street                           4 years       Inc., the Adviser to the Fund. He has
Milwaukee, WI  53202                                           been the Portfolio Manager of Nicholas
                                                               Liberty Fund since December 2001.
Candace L. Lesak, 44             Vice President  Annual        Employee, Nicholas Company, Inc.
700 North Water Street                           16 years
Milwaukee, WI  53202
____________________
(1)     Albert O. Nicholas is the only director of the Fund who is an "interested person" of the Adviser, as that term is defined in the 1940 Act.  Mr. Nicholas is Chief Executive Officer and a Director of
        the Adviser and owns 91% of the outstanding voting securities of the Adviser.
(2)     Until duly elected or re-elected at a subsequent annual meeting of the Fund.
(3)     David O. Nicholas and Lynn S. Nicholas are the son and daughter, respectively, of Albert O.
        Nicholas.  David L. Johnson is the brother-in-law of Albert O. Nicholas.
    The Fund's Statement of Additional Information includes additional information about Fund directors and is available, without charge, upon request, by calling 800-227-5987 (toll-free)
or 414-272-6133.
Nicholas Fund, Inc., Inc. Privacy Policy
-------------------------------------------------------------------------------
    Nicholas Fund, Inc. respects each shareholder's right to privacy.  We are committed to safeguarding the information that you provide us to maintain and execute transactions on your behalf.
    We collect the following non-public personal information about you:
    * Information we receive from you on applications or other forms, whether we receive the form in writing or electronically.  This includes, but is not limited to, your name, address, phone number, tax identification number, date of birth, beneficiary information and investment selection.
    * Information about your transactions with us and account history with us.
This includes, but is not limited to, your account number, balances and cost basis information.  This also includes transaction requests made through our transfer agent.
    * Other general information that we may obtain about you such as demographic information.
              WE DO NOT SELL ANY NON-PUBLIC PERSONAL INFORMATION
                     ABOUT CURRENT OR FORMER SHAREHOLDERS,
                  INFORMATION SHARED WITH OUR TRANSFER AGENT,
                   A THIRD PARTY COMPANY, ALSO IS NOT SOLD.
    We may share, only as permitted by law, non-public personal information about you with third party companies. Listed below are some examples of third parties to whom we may disclose non-public personal information.  While these examples do not cover every circumstance permitted by law, we hope they help you understand how your information may be shared.
    We may share non-public personal information about you:
    * With companies who work for us to service your accounts or to process transactions that you may request.  This would include, but is not limited to, our transfer agent to process your transactions, mailing houses to send you required reports and correspondence regarding the Fund and its Adviser, the
Nicholas Company, Inc., and our dividend disbursing agent to process fund dividend checks.
    * With a party representing you, with your consent, such as your broker or lawyer.
    * When required by law, such as in response to a subpoena or other legal process.
    The Fund and its' Adviser maintain policies and procedures to safeguard your non-public personal information.  Access is restricted to employees who the Adviser determines need the information in order to perform their job duties.  To guard your non-public personal information we maintain physical, electronic, and procedural safeguards that comply with federal standards.
    In the event that you hold shares of the Fund with a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with non-affiliated third parties.
Report of Independent Public Accountants
--------------------------------------------------------------------
--------------------------------------------------------------------
To the Shareholders and Board of Directors
  of Nicholas Fund, Inc.:
    We have audited the accompanying statement of assets and liabilities of
NICHOLAS FUND, INC. (a Maryland corporation), including the schedule of investments, as of March 31, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented.  These financial statements and financial highlights are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
    We conducted our audits in accordance with auditing standards generally accepted in the United States.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2002, by correspondence with the custodian and brokers.  As to securities purchased but not received, we requested confirmation from brokers and, when replies were not received, we carried out other alternative auditing procedures.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.
    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
Nicholas Fund, Inc. as of March 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods presented in conformity with accounting principles generally accepted in the United States.
ARTHUR ANDERSEN LLP
Milwaukee, Wisconsin,
April 19, 2002.

Historical Record (Unaudited)
-------------------------------------------------------------------------------
                                            Net Investment
                                   Net          Income         Capital Gain     Dollar Weighted   Growth of an
                               Asset Value   Distributions    Distributions    Price/Earnings  Initial $10,000
                                Per Share      Per Share        Per Share        Ratio**         Investment***
                               -----------   -------------    -------------    ---------------- ---------------
July, 14, 1969*..............   $ 6.59        $  --            $  --               --            $ 10,000
March 31, 1985 ..............    29.24         0.6420           1.5760            13.2 times       69,858
March 31, 1986 ..............    35.26         0.5750           0.6100            15.8             87,699
March 31, 1987 ..............    39.94         0.8820           0.1870            16.3            102,387
March 31, 1988 ..............    32.15         1.8400           4.0340            14.1             98,557
March 31, 1989 ..............    35.27         1.0250           0.4510            13.2            113,155
March 31, 1990 ..............    37.72         0.9240           1.0540            14.9            127,360
March 31, 1991 ..............    42.99         0.7900           0.2250            16.9            149,180
March 31, 1992 ..............    49.68         0.6790           0.8240            19.4            178,011
March 31, 1993 ..............    52.91         0.6790           2.0420            18.5            200,098
March 31, 1994 ..............    51.10         0.8175           1.0470            16.7            200,182
March 31, 1995 ..............    52.22         0.7070           3.3170            17.2            221,970
March 31, 1996 ..............    63.81         0.5650           4.0945            21.0            293,836
March 31, 1997 ..............    67.11         0.4179           5.3166            21.7            336,973
March 31, 1998 ..............    93.98         0.3616           5.8002            30.0            508,762
March 31, 1999 ..............    85.20         0.5880           8.2716            31.7            509,446
March 31, 2000 ..............    84.56         0.3114           5.9433            37.3            543,813
March 31, 2001 ..............    54.11         0.1900          19.2500            26.6            452,780
March 31, 2002 ..............    53.74         0.2360(a)          --              23.8            451,627
  *Date of Initial Public Offering.                          (a) Paid $0.1200 on June 19, 2001 to
 **Based on latest 12 months accomplished earnings.              shareholders of record June 18, 2001.
***Assuming reinvestment of all distributions.                   Paid $0.1160 on December 26, 2001 to
                                                                 shareholders of record December 24, 2001
   Range in quarter end price/earnings ratios since
     December 31, 1974
           High                     Low
   --------------------      -------------------
   March 31, 2000  37.3      March 31, 1982  8.3

AUTOMATIC INVESTMENT PLAN - AN UPDATE (unaudited)
-------------------------------------------------
The Nicholas Family of Funds' Automatic Investment Plan provides a simple method to dollar cost average into the fund(s) of your choice.
Dollar cost averaging involves making equal systematic investments over an extended time period.  A fixed dollar investment will purchase more shares when the market is low and fewer shares when the market is high.  The automatic investment plan is an excellent way for you to become a disciplined investor.
The following table illustrates what dollar cost averaging can achieve.  Please note that past performance is no guarantee of future results.  Nicholas Company recommends dollar cost averaging as a practical investment method.  It should be consistently applied for long periods (5 years or more) so that investments are made through several market cycles.  The table will be updated and appear in future financial reports issued by the Nicholas Family of Funds.
                                                                                                 Nicholas Fund
                                                                                              -------------------
    $1,000 initial investment on............................................................  07/14/69* 03/31/92
    Number of years investing $100 each month following the date of initial investment......      32.7        10
    Total cash invested.....................................................................   $40,300   $13,000
    Total dividends and capital gains distributions reinvested..............................  $367,574   $11,497
    Total full shares owned at 3/31/02......................................................    12,627       376
    Total market value at 3/31/02...........................................................  $678,582   $20,251
The results above assume purchase on the last day of the month.  The Nicholas
Automatic Investment Plan actually invests on the 20th of each month (or on the alternate date specified by the investor).  Total market value includes reinvestment of all distributions.
*Date of initial public offering.

Nicholas Family of Funds
Services Offered
-----------------------------------------------------------------------------
*IRAs
  *Traditional    *Simple
  *Roth           *SEP
*Coverdell Education Accounts
*Self-employed Master Retirement Plan
  *Profit Sharing  *Money Purchase
*Automatic Investment Plan
*Direct Deposit of Dividend and Capital Gain Distributions
*Systematic Withdrawal Plan with Direct Deposit
*Monthly Automatic Exchange between Funds
*Telephone Redemption
*Telephone Exchange
*24-hour Automated Account Information (1-800-544-6547)

                Directors and Officers
       ALBERT O. NICHOLAS, President and Director
                ROBERT H. BOCK, Director
               MELVIN L. SCHULTZ, Director
         DAVID L. JOHNSON, Executive Vice President
   THOMAS J. SAEGER, Executive Vice President and Secretary
         DAVID O. NICHOLAS, Senior Vice President
          LYNN S. NICHOLAS, Senior Vice President
     JEFFREY T. MAY, Senior Vice President and Treasurer
                MARK J. GIESE, Vice President
               CANDACE L. LESAK, Vice President
                         Investment Adviser
                        NICHOLAS COMPANY, INC.
                        Milwaukee, Wisconsin
                    414-272-6133 or 800-227-5987
                           Transfer Agent
                  U.S. BANCORP FUND SERVICES, LLC
                       Milwaukee, Wisconsin
                   414-276-0535 or 800-544-6547
                           Custodian
                         U.S. BANK N.A.
                        Cincinnati, Ohio
                            Counsel
                   MICHAEL, BEST & FRIEDRICH LLP
                       Milwaukee, Wisconsin
        This report is submitted for the information of shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.